Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 9 - Property, Plant and Equipment, Net

	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Cost:
Land	1,401	863
Building	20,730	18,490
Machinery and equipment	27,626	19,121
Office furniture and equipment	1,057	934
Computer equipment and software	6,542	6,256
Automobiles	429	396
Leasehold improvements	2,100	1,894
Right of use assets	7,187	6,087
	67,072	54,041

Less accumulated depreciation	25,085	20,900

	41,987	33,141

Depreciation for the years ended December 31, 2023, 2022 and 2021 amounted to $6,428, $5,252, and $3,682, respectively.